TAX LIABILITIES	12 Months Ended
Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
TAX LIABILITIES	TAX LIABILITIES

	As of December 31,
	2023	2022
Current
VAT payable	22,262	16,213
Supplier withholding income taxes	5,461	951
Sales taxes payable	1,645	560
Personal properties tax accrual	1,308	1,177
Wage withholding taxes	213	2,504
Taxes payable related to Argentine Knowledge Economic Law	163	730
Other	2,177	1,319
TOTAL	33,229	23,454